Obligations under capital leases (Tables)	12 Months Ended
Dec. 31, 2012
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations

As of December 31, 2012, future payments under these capital leases are as follows:

	December 31,2012						December 31,2011
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	6,282	1,008	7,287	1,170	1,005	161	-	-	-
After 1 year but within 2 years	6,637	1,065	7,333	1,177	696	112	-	-	-
After 2 years but within 3 years	7,081	1,137	7,332	1,177	251	40	-	-	-
After 3 years	-	-	-		-		-	-	-
	20,000	3,210	21,952	3,524	1,952	313	-	-	-

Less: balance due within one year classified as current liabilities	(6,282)	(1,008)					-
	13,718	2,202					-

Details of obligations under capital leases are as follows:

	December 31,2012	December 31,2011
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2012	20,000	-

	20,000	-